FIRST AMERICAN FUNDS, INC.

MONEY MARKET
FUNDS

Class A, B and C Shares




1999 ANNUAL REPORT
     AND PROSPECTUS




This annual report includes a prospectus that describes in detail the fund's objective, investment strategy, risks, sales charges, fees and other matters of interest.

Please read the prospectus carefully before you invest or send money.


[LOGO] FIRST AMERICAN FUNDS(R)
           THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN FUNDS, INC.

MONEY MARKET
FUNDS

Class D Shares




1999 ANNUAL REPORT
     AND PROSPECTUS




This annual report includes a prospectus that describes in detail the fund's objective, investment strategy, risks, sales charges, fees and other matters of interest.

Please read the prospectus carefully before you invest or send money.


[LOGO] FIRST AMERICAN FUNDS(R)
           THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN FUNDS, INC.

MONEY MARKET
FUNDS

Class Y Shares




1999 ANNUAL REPORT
     AND PROSPECTUS




This annual report includes a prospectus that describes in detail the fund's objective, investment strategy, risks, sales charges, fees and other matters of interest.

Please read the prospectus carefully before you invest or send money.


[LOGO] FIRST AMERICAN FUNDS(R)
           THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN FAMILY OF FUNDS           INVESTMENTS FOR EVERY GOAL

------------------------
HIGHER RISK/RETURN                       FIRST AMERICAN FUNDS OFFER A FULL RANGE
POTENTIAL                                OF INVESTMENT STRATEGIES TO HELP YOU
------------------------                 CREATE A PERSONALIZED, DIVERSIFIED
                                         PORTFOLIO. SUPPORTED BY EXTENSIVE
  SECTOR FUNDS                           RESEARCH AND A HIGHLY DEVELOPED TEAM
                                         APPROACH TO INVESTMENT DECISION MAKING,
  INTERNATIONAL FUNDS                    FIRST AMERICAN FUNDS CAN HELP BUILD A
                                         WINNING STRATEGY FOR ANY INVESTOR.
  SMALL CAP FUNDS

  MID CAP FUNDS

  LARGE CAP FUNDS

  STRATEGY FUNDS

  BOND FUNDS

  TAX FREE BOND FUNDS

  MONEY MARKET FUNDS
  Government Obligations
  Prime Obligations
  Tax Free Obligations
  Treasury Obligations

------------------------
LOWER RISK/RETURN
POTENTIAL
------------------------

TABLE OF
CONTENTS

--------------------------------------------------------------------------------
MESSAGE TO SHAREHOLDERS                               1
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT                          2
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS                              4
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                             15
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                  16
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                 18
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                        22
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS                               29
--------------------------------------------------------------------------------
PROSPECTUS
--------------------------------------------------------------------------------

An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.


            NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE

MESSAGE TO SHAREHOLDERS    SEPTEMBER 30, 1999



DEAR SHAREHOLDERS:

     On behalf of the entire board of directors -- thank you for the ongoing opportunity you have given us to manage your investments. Each year we are proud to continue supporting our long-term investors, and we are always pleased to see the new investors that have joined the First American family of funds.

     We are proud to report that assets within our money market funds -- Government Obligations, Prime Obligations, Tax Free Obligations and Treasury Obligations -- topped the $20 billion mark during the fiscal year. Our success reflects the value we bring to individual and institutional money market investors.

     Again, thank you for investing in the First American family of funds. And as we approach the new millennium, we wish you continued success and prosperity.


     Sincerely,


     /s/ Virginia L. Stringer          /s/ Paul A. Dow

     VIRGINIA L. STRINGER              PAUL A. DOW

     Chairperson                       Chief Investment Officer and President
     First American Funds, Inc.        First American Asset Management




This annual report is not part of the prospectus.

                                  1     '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

REPORT OF INDEPENDENT
AUDITORS        SEPTEMBER 30, 1999

     To the Shareholders and Board of Directors
     First American Funds, Inc.

     We have audited the accompanying statements of net assets of First American Funds, Inc. (comprising, respectively, the Government Obligations, Prime Obligations, Tax Free Obligations and Treasury Obligations Funds) (the "Funds") as of September 30, 1999, and the related statements of operations, statements of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended September 30, 1998, and the financial highlights for the periods presented through September 30, 1998, were audited by other auditors whose reports dated November 13, 1998, and September 12, 1997, expressed unqualified opinions on those statements and financial highlights.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting First American Funds, Inc. at September 30, 1999, and the results of their operations, changes in their net assets, and their financial highlights for the year then ended, in conformity with generally accepted accounting principles.


                                             /s/ ERNST & YOUNG LLP

     Minneapolis, Minnesota
     November 2, 1999


This annual report is not part of the prospectus.

                                  2     '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

                     THIS PAGE WAS INTENTIONALLY LEFT BLANK.


This annual report is not part of the prospectus.

                                  3     '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      SEPTEMBER 30, 1999

GOVERNMENT OBLIGATIONS FUND

DESCRIPTION                                       PAR (000)          VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 66.8%
Export-Import Bank (A) (B)
    5.530%, 10/15/99                             $  15,982            $  15,983
FFCB
    4.800%, 02/01/00                                50,000               49,989
    5.000%, 05/03/00                                10,000                9,994
FHLB
    5.260%, 10/01/99 (A)                            50,000               50,000
    5.340%, 10/01/99 (A)                            50,000               49,997
    5.300%, 10/01/99 (A)                            50,000               49,989
    5.305%, 10/01/99 (A)                            50,000               49,987
    5.355%, 10/01/99 (A)                           100,000               99,956
    4.930%, 01/19/00                                20,000               19,999
    4.950%, 01/21/00                                15,000               15,005
    4.800%, 01/26/00                                25,000               24,996
    4.950%, 02/17/00                                10,000               10,000
    5.000%, 02/24/00                                20,000               19,998
    5.160%, 03/08/00                                35,000               35,004
    4.970%, 04/20/00                                10,000                9,998
    5.010%, 04/28/00                                10,000                9,998
    5.050%, 05/19/00                                15,000               14,982
    5.125%, 05/19/00                                10,000                9,993
    5.200%, 05/26/00                                20,000               19,991
    5.415%, 06/14/00                                10,000                9,994
FHLMC
    5.186%, 10/18/99 (A)                            50,000               49,975
    5.208%, 12/14/99                                10,000                9,896
    5.520%, 03/01/00                                15,000               14,650
    6.395%, 05/16/00                                10,000               10,052
    5.491%, 06/02/00                                15,000               14,468
    5.510%, 06/29/00                                15,820               15,161
    5.440%, 08/10/00                                10,000                9,525
FNMA
    5.167%, 10/01/99                                50,000               50,000
    5.150%, 10/12/99                                40,000               39,937
    5.193%, 10/15/99 (A)                            50,000               49,987
    5.193%, 10/24/99 (A)                            50,000               49,983
    5.870%, 10/25/99                                 6,850                6,856
    5.167%, 11/02/99                                26,560               26,440
    5.203%, 12/07/99                                10,000                9,905
    4.990%, 02/22/00                                10,000               10,000
    4.980%, 03/29/00                                 8,900                8,895
    4.980%, 04/20/00                                10,000                9,998
    5.650%, 06/12/00                                 7,060                7,054
    6.250%, 06/16/00                                10,000               10,043
    5.485%, 08/11/00                                10,000                9,520
SLMA
    5.260%, 10/01/99 (A)                            50,000               50,000
    5.270%, 10/01/99 (A)                            50,000               50,000
    5.270%, 10/01/99 (A)                            50,000               49,998
    5.556%, 10/05/99 (A)                            50,000               49,987
    5.116%, 10/05/99 (A)                            14,000               13,993
    7.500%, 03/08/00                                 8,750                8,827
                                                                     ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $1,211,003)                                                 1,211,003
                                                                     ----------

OTHER U.S. GOVERNMENT OBLIGATIONS -- 7.7%
Nebhelp (LOC: SLMA)
    5.250%, 10/01/99                                21,056               21,056
    5.270%, 10/08/99                                79,000               78,919
New Hampshire Higher Education (LOC: SLMA)
    5.270%, 10/27/99                                40,381               40,227
                                                                     ----------
TOTAL OTHER U.S. GOVERNMENT OBLIGATIONS
   (Cost $140,202)                                                      140,202
                                                                     ----------

GOVERNMENT OBLIGATIONS FUND
(CONCLUDED)

DESCRIPTION                                       PAR (000)          VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 25.5%
C S First Boston
    5.420%, dated 09/30/99, matures
    10/01/99, repurchase price
    $400,060,222 (collateralized by
    U.S. Government Agency Obligations:
    total market value: $418,369,905)            $ 400,000           $  400,000
Donaldson Lufkin & Jenrette
    5.242%, dated 09/30/99, matures
    10/01/99, repurchase price
    $62,593,113 (collateralized by
    U.S. Treasury Notes: total market
    value: $63,836,233)                             62,584               62,584
                                                                     ----------
TOTAL REPURCHASE AGREEMENTS
    (Cost $462,584)                                                     462,584
                                                                     ----------

TOTAL INVESTMENTS -- 100.0%
    (Cost $1,813,789)                                                 1,813,789
                                                                     ----------

OTHER ASSETS AND LIABILITIES, NET (C) -- 0.0%                              (378)
                                                                     ----------
NET ASSETS:
Portfolio Capital--Class A
    ($.01 par value--20 billion authorized)
    based on 435,210,199 outstanding shares                             435,178
Portfolio Capital--Class D
    ($.01 par value--20 billion authorized)
    based on 439,357,863 outstanding shares                             439,358
Portfolio Capital--Class Y
    ($.01 par value--20 billion authorized)
    based on 939,115,926 outstanding shares                             939,116
Undistributed net investment income                                          18
Accumulated net realized loss on investments                               (259)
                                                                     ----------

NET ASSETS -- 100.0%                                                 $1,813,411
                                                                     ----------
Net asset value, offering price, and redemption
    price per share--Class A                                         $     1.00
                                                                     ----------
Net asset value, offering price, and redemption
    price per share--Class D                                         $     1.00
                                                                     ----------
Net asset value, offering price, and redemption
    price per share--Class Y                                         $     1.00
                                                                     ----------

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1999. The date shown is the next reset date.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(C) Other assets and liabilities representing greater than 5 percent of the total net assets include the following amounts (000):
       Cash collateral received for securities on loan      $ 396,592
       Payable upon return of securities on loan            $(396,592)

FFCB--Federal Farm Credit Bank
FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
LOC--Letter of Credit
SLMA--Student Loan Mortgage Association

The accompanying notes are an integral part of the financial statements.


This annual report is not part of the prospectus.

                                  4     '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

PRIME OBLIGATIONS FUND

DESCRIPTION                                       PAR (000)          VALUE (000)
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 58.8%
BROKERAGE -- 6.9%
Goldman Sachs
    5.861%, 02/01/00                             $  50,000           $   49,023
Merrill Lynch
    5.274%, 10/01/99                               100,000              100,000
    5.551%, 10/01/99                                50,000               50,000
    5.318%, 10/29/99                                50,000               49,794
Morgan Stanley Dean Witter
    5.510%, 02/04/00 (B)                           200,000              200,000
Salomon Smith Barney Holdings
    5.217%, 10/05/99                               100,000               99,943
    5.470%, 03/13/00 (B)                           200,000              200,000
                                                                     ----------
                                                                        748,760
                                                                     ----------

CAPTIVE FINANCE -- 7.7%
American Express Credit
    5.298%, 10/07/99                                50,000               49,956
    5.341%, 12/10/99                                50,000               49,487
Ford Motor Credit
    5.442%, 10/01/99                                50,000               50,000
    5.312%, 10/06/99                                50,000               49,963
    5.312%, 10/07/99                                50,000               49,956
    5.343%, 12/13/99                                50,000               49,465
    5.352%, 12/14/99                                50,000               49,457
    5.333%, 12/15/99                                50,000               49,455
    5.334%, 12/16/99                                50,000               49,448
Met Life Funding
    5.386%, 10/06/99                                42,880               42,848
    5.303%, 10/13/99                                50,000               49,912
    5.322%, 10/14/99                               100,000               99,809
    5.336%, 10/26/99                               100,000               99,631
    5.326%, 10/27/99                               100,000               99,617
                                                                     ----------
                                                                        839,004
                                                                     ----------

COMMERCIAL FUNDING CORPORATIONS -- 21.4%
Asset Securitization
    5.259%, 10/08/99 (A)                            50,000               49,950
Corporate Asset Funding
    5.389%, 10/13/99 (A)                            50,000               49,911
    5.385%, 10/14/99 (A)                            50,000               49,904
    5.363%, 10/15/99 (A)                            50,000               49,896
Corporate Asset Funding
    5.470%, 10/15/99 (A) (B)                       200,000              199,991
Edison Asset Securitization
    (Guarantor: 10% GECC)
    5.352%, 10/05/99 (A)                           100,000               99,941
    5.458%, 11/22/99 (A)                            37,164               36,875
    6.054%, 01/31/00 (A)                            50,000               48,995
    5.961%, 02/04/00 (A)                            50,000               48,980
    5.958%, 02/11/00 (A)                           100,000               97,850
    6.013%, 02/11/00 (A)                            49,000               47,936
Fleet Funding
    5.363%, 10/06/99 (A)                            50,000               49,963
International Securitization
    5.441%, 10/14/99 (A)                            29,000               28,943
    5.426%, 10/18/99 (A)                            29,740               29,664
    5.442%, 10/21/99 (A)                            40,000               39,880
    5.505%, 10/25/99 (A)                            30,000               29,891
    5.464%, 11/02/99 (A)                            80,000               79,615
    6.032%, 01/25/00 (A)                            51,115               50,143
    6.021%, 02/22/00 (A)                            48,325               47,190
    6.021%, 02/25/00 (A)                            50,000               48,802
    6.030%, 03/22/00 (A)                            21,230               20,633
    6.061%, 03/23/00 (A)                            20,405               19,825


PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                       PAR (000)          VALUE (000)
--------------------------------------------------------------------------------
Pooled Accounts Receivable Capital
    (Guarantor: 37% MBIA)
    5.355%, 10/12/99 (A)                         $  39,490            $  39,426
    5.386%, 10/18/99 (A)                            50,000               49,873
    5.391%, 10/18/99 (A)                            78,457               78,258
    5.415%, 10/26/99 (A)                            42,587               42,428
    5.415%, 10/28/99 (A)                            49,231               49,032
    5.427%, 11/05/99 (A)                            28,248               28,100
    5.974%, 03/21/00 (A)                            20,606               20,035
    5.979%, 04/03/00 (A)                            56,715               55,025
Quincy Capital (Guarantor: 10% AMBAC)
    5.237%, 10/05/99 (A)                            84,215               84,167
    5.227%, 10/06/99 (A)                            35,938               35,912
    5.356%, 10/13/99 (A)                            50,000               49,911
    5.372%, 10/19/99 (A)                            40,000               39,893
    5.414%, 11/02/99 (A)                           100,000               99,523
    5.315%, 12/17/99 (A)                            38,941               38,510
Receivables Capital
    (Guarantor: 10% AMBAC)
    5.236%, 10/04/99 (A)                            71,857               71,826
    5.306%, 10/04/99 (A)                            75,000               74,967
    5.219%, 10/06/99 (A)                            97,291               97,221
    5.239%, 10/07/99 (A)                            26,674               26,651
    5.229%, 10/08/99 (A)                            30,366               30,336
    5.374%, 10/22/99 (A)                            37,505               37,388
    5.414%, 11/01/99 (A)                            40,000               39,815
                                                                     ----------
                                                                      2,313,075
                                                                     ----------

DIVERSIFIED FINANCE -- 3.0%
Allianz America Finance
    5.363%, 10/12/99 (A)                            29,000               28,953
    5.430%, 11/15/99 (A)                            39,000               38,738
General Electric Capital
    5.218%, 10/04/99                                30,000               29,987
    5.342%, 10/20/99                                50,000               49,860
    5.343%, 10/22/99                                50,000               49,845
    5.246%, 02/02/00                                50,000               49,128
    5.868%, 04/20/00                                50,000               48,415
    5.903%, 04/27/00                                30,000               29,011
                                                                     ----------
                                                                        323,937
                                                                     ----------

DOMESTIC BANKS -- 7.8%
Cofco Capital (LOC: BankAmerica:
    Expires 09/14/00)
    5.418%, 11/15/99                                30,000               29,799
    5.439%, 11/15/99                                30,000               29,798
Citicorp
    5.238%, 10/07/99                                50,000               49,957
Enterprise Funding
    (Guarantor: BankAmerica)
    5.347%, 10/06/99 (A)                            35,267               35,241
    5.350%, 12/08/99 (A)                            38,936               38,543
    5.999%, 02/15/00 (A)                            30,765               30,080
Kittyhawk Funding
    (Guarantor: BankAmerica)
    5.389%, 10/12/99 (A)                            38,000               37,938
    5.360%, 10/15/99 (A)                            57,682               57,562
    5.483%, 10/15/99 (A)                            65,000               64,862
    5.470%, 12/02/99 (A)                            36,862               36,519
    5.943%, 02/15/00 (A)                            35,000               34,231


This annual report is not part of the prospectus.

                                  5     '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      SEPTEMBER 30, 1999

PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                       PAR (000)          VALUE (000)
--------------------------------------------------------------------------------
Variable Funding Capital
    (Guarantor: First Union)
    5.203%, 10/07/99 (A)                         $  75,000            $  74,936
    5.403%, 10/21/99 (A)                           100,000               99,702
    5.450%, 12/09/99 (A)                            25,000               24,742
    5.480%, 03/09/00                               100,000              100,000
    5.503%, 03/23/00                               100,000              100,000
                                                                     ----------
                                                                        843,910
                                                                     ----------

DOMESTIC BRANCH, FOREIGN BANK -- 2.1%
Galicia Buenos Aires Funding
    (LOC: Dresdner Bank of New York:
    Expires 07/02/02)
    5.400%, 03/28/00                                45,000               43,792
Pemex Capital (LOC: Societe Generale NY:
    Expires 12/10/99)
    5.239%, 10/08/99                                36,950               36,913
    5.372%, 10/12/99                                50,000               49,918
    5.373%, 10/20/99                                50,000               49,859
    5.259%, 10/25/99                                50,000               49,827
                                                                     ----------
                                                                        230,309
                                                                     ----------

FOREIGN BANK -- 2.5%
Banca Serfin S A Institution de Banca
    Multiple Grupo (LOC: Barclays Bank
    Expires: 11/24/99)
    5.075%, 11/19/99                                35,000               34,767
Banco Bradesco (LOC: Barclays Bank:
    Expires 06/19/00)
    5.469%, 01/18/00                                35,000               34,438
    5.701%, 03/17/00                                45,808               44,632
Banco Itau (LOC: Barclays Bank:
    Expires 06/15/00)
    5.997%, 05/26/00                                20,000               19,241
Banco Rio de LA Planta (LOC: Barclays
    Bank: Expires 03/09/00)
    5.524%, 02/03/00                                50,000               49,071
    5.590%, 02/04/00                                44,000               43,169
CSN Overseas (LOC: Barclays Bank
    Expires: 08/31/00)
    6.050%, 02/28/00                                42,872               41,818
                                                                     ----------
                                                                        267,136
                                                                     ----------

FOREIGN FUNDING CORPORATIONS -- 0.9%
Dorada Finance
    5.976%, 04/10/00 (A)                            25,000               24,231
    5.991%, 04/25/00 (A)                            30,000               29,005
K2 USA LLC
    4.986%, 10/12/99 (A)                            10,250               10,235
    5.955%, 05/30/00 (A)                            36,500               35,101
                                                                     ----------
                                                                         98,572
                                                                     ----------

INSURANCE -- 1.3%
Aquinas Funding (Guarantor: MBIA)
    5.378%, 10/12/99                                75,000               74,877
    5.955%, 03/24/00                                65,700               63,860
                                                                     ----------
                                                                        138,737
                                                                     ----------

PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                       PAR (000)          VALUE (000)
--------------------------------------------------------------------------------

RETAIL FUNDING CORPORATIONS -- 5.2%
Dakota Trust Certificates
    (Citibank Credit Card Trust)
    5.358%, 10/05/99 (A)                         $  50,000            $  49,970
    5.378%, 10/05/99 (A)                            50,000               49,970
    5.260%, 10/22/99 (A)                            50,000               49,849
    5.400%, 11/03/99 (A)                            50,000               49,754
    5.411%, 11/10/99 (A)                           100,000               99,403
    5.989%, 01/21/00 (A)                            50,000               49,087
Providian Master Trust Series 1993-3
    5.601%, 10/01/99 (A)                           100,000              100,000
    5.387%, 10/12/99 (A)                            41,000               40,933
    5.389%, 10/19/99 (A)                            33,440               33,351
    5.390%, 10/19/99 (A)                            40,000               39,893
                                                                     ----------
                                                                        562,210
                                                                     ----------
TOTAL COMMERCIAL PAPER
    (Cost $6,365,650)                                                 6,365,650
                                                                     ----------


CORPORATE OBLIGATIONS -- 31.6%
BROKERAGE -- 4.7%
Bear Stearns
    6.00%,   10/01/99 (B)                          200,000              200,000
Goldman Sachs
    5.510%, 10/07/99 (A) (B)                       100,000              100,000
    5.600%, 10/15/99 (A) (B)                        88,000               88,000
WFP Tower B Finance Short Term Trust
    (Guarantor: Merrill Lynch)
    5.580%, 10/08/99 (A) (B)                       122,585              122,585
                                                                     ----------
                                                                        510,585
                                                                     ----------

DIVERSIFIED FINANCE -- 1.0%
Cit Group Holdings
    5.450%, 10/01/99 (B)                           100,000              100,000
International Lease Finance
    6.140%, 11/10/99                                 5,000                5,005
    6.050%, 11/18/99                                 6,000                6,007
                                                                     ----------
                                                                        111,012
                                                                     ----------

FINANCIAL SERVICES -- 0.1%
Norwest Financial
    6.050%, 11/19/99                                 5,000                5,007
                                                                     ----------

FOREIGN BANK -- 1.9%
Restructured Asset Securities
    1998-MM-7-1 (Guarantor: Cuisse
    Des Depots)
    5.431%, 10/17/99 (A) (B)                       208,000              207,927
                                                                     ----------

FOREIGN FUNDING CORPORATIONS -- 15.9%
Beta Finance
    5.020%, 02/04/00 (A)                            40,000               40,000
    6.250%, 02/18/00 (A)                            10,000               10,016
    5.135%, 02/22/00 (A)                            30,000               30,000
    5.340%, 03/09/00 (A)                            25,000               25,000
    5.160%, 04/17/00 (A)                            30,000               29,997


This annual report is not part of the prospectus.

                                  6     '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

DESCRIPTION                                       PAR (000)          VALUE (000)
--------------------------------------------------------------------------------
Beta Finance
    5.806%, 09/15/00 (A) (B)                     $ 110,000            $ 110,000
Centauri (CC USA LLC)
    5.570%, 10/01/99 (A) (B)                       150,000              150,000
Centauri (CC USA LLC)
    5.130%, 01/19/00 (A)                            50,000               50,000
    5.045%, 01/28/00 (A)                            15,000               15,000
    5.085%, 02/10/00 (A)                            35,000               35,000
    5.330%, 03/06/00 (A)                            25,000               25,000
    5.200%, 04/03/00 (A)                            25,000               24,997
Centauri (CC USA LLC)
    5.610%, 10/01/99 (A) (B)                       100,000              100,000
Dorada Finance
    5.180%, 02/23/00 (A)                            20,000               20,000
    5.165%, 02/24/00 (A)                            50,000               50,000
    5.360%, 03/10/00 (A)                            25,000               25,000
    5.290%, 03/15/00 (A)                            25,000               25,000
    5.245%, 03/17/00 (A)                            25,000               24,999
    5.200%, 04/07/00 (A)                            20,000               20,000
    5.615%, 06/15/00 (A)                            50,000               50,000
Dorada Finance
    5.565%, 10/01/99 (A) (B)                       100,000              100,000
Dorada Finance
    6.130%, 10/13/99 (A)                            30,000               30,000
K2 USA LLC
    5.480%, 04/28/00 (A) (B)                       100,000              100,006
K2 USA LLC
    5.260%, 05/08/00 (A)                            50,000               50,000
    5.260%, 05/15/00 (A)                            50,000               50,000
    5.380%, 05/25/00 (A)                            50,000               50,000
    5.800%, 07/06/00 (A)                            50,000               50,000
    5.920%, 07/31/00 (A)                            25,000               25,002
Sigma Finance
    5.483%, 10/25/99 (A) (B)                       100,000              100,000
Sigma Finance
    5.160%, 01/14/00 (A)                            40,000               40,000
    5.125%, 02/09/00 (A)                            50,000               50,000
    5.110%, 02/16/00 (A)                            50,000               50,000
    5.190%, 02/25/00 (A)                            25,000               25,000
    5.240%, 03/01/00 (A)                            50,000               50,000
    5.410%, 03/13/00 (A)                            30,000               30,000
    5.440%, 05/24/00 (A)                            25,000               25,000
    5.732%, 06/28/00 (A)                            30,000               30,000
                                                                     ----------
                                                                      1,715,017
                                                                     ----------

INSURANCE -- 7.6%
Allstate Life Insurance
    5.400%, 10/01/99 (B) (C)                        50,000               50,000
Allstate Life Insurance
    6.209%, 12/31/99 (B) (C)                       100,000              100,000
Anchor National Life Insurance
    Investment
    5.500%, 10/01/99 (B) (C)                        75,000               75,000
Commonwealth Life Insurance
    5.330%, 10/01/99 (B) (C)                       300,000              300,000
First Allmerica Financial Life
    Funding
    5.471%, 10/01/99 (B) (C)                        50,000               50,000
    5.418%, 10/26/99 (B) (C)                        50,000               50,000
Sun Life Insurance of America
    5.610%, 10/01/99 (B) (C)                        75,000               75,000
    5.750%, 10/01/99 (B) (C)                        75,000               75,000

PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                       PAR (000)          VALUE (000)
--------------------------------------------------------------------------------
Transamerica Occidental Life
    Insurance
    5.481%, 10/01/99 (B) (C)                     $  50,000            $  50,000
                                                                     ----------
                                                                        825,000
                                                                     ----------

RETAIL -- 0.4%
Wal-Mart
    5.850%, 06/01/18                                46,050               46,019
                                                                     ----------
TOTAL CORPORATE OBLIGATIONS
    (Cost $3,420,567)                                                 3,420,567
                                                                     ----------

CERTIFICATES OF DEPOSIT -- 5.8%
Bank of Nova Scotia Halifax
    9.000%, 10/01/99                                 3,000                3,000
Bayerische Landesbank NY
    5.120%, 02/23/00                                25,000               24,999
    5.500%, 08/02/00                                63,000               62,963
Deutsche Bank NY
    5.000%, 01/06/00                                50,000               49,997
Key Bank Cleveland
    5.491%, 10/17/99 (B)                           200,000              200,000
Rabobank Nederland NY
    5.263%, 12/27/99                                50,000               49,378
    5.110%, 03/20/00                                50,000               49,990
UBS AG Stamford
    5.075%, 01/13/00                                50,000               49,995
    5.220%, 03/10/00                                25,000               24,997
    5.180%, 03/15/00                                50,000               49,985
    5.340%, 05/24/00                                50,000               49,981
    5.340%, 05/30/00                                10,000                9,985
                                                                     ----------
TOTAL CERTIFICATES OF DEPOSIT
    (Cost $625,270)                                                     625,270
                                                                     ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.4%
Export-Import Bank
    5.530%, 10/15/99 (A) (B)                        31,759               31,760
Secondary Market Services (LOC: SLMA)
    5.407%, 10/08/99                                82,154               82,068
SLMA
    5.116%, 10/05/99 (B)                            38,400               38,313
                                                                     ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $152,141)                                                     152,141
                                                                     ----------

LOAN PARTICIPATION CERTIFICATE -- 0.4%
Toronto Dominion Bank (National Rural Utilities)
    5.380%, 10/21/99                                45,000               45,000
                                                                     ----------
TOTAL LOAN PARTICIPATION CERTIFICATE
    (Cost $45,000)                                                       45,000
                                                                     ----------

EURO TIME DEPOSIT -- 1.8%
Marshall & Isley Bank
    5.250%, 10/01/99                               191,629              191,629
                                                                     ----------
TOTAL EURO TIME DEPOSIT
    (Cost $191,629)                                                     191,629
                                                                     ----------


This annual report is not part of the prospectus.

                                  7     '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      SEPTEMBER 30, 1999

PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                       PAR (000)          VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 0.1%
Lehman Brothers
    5.30%, dated 9/30/99, matures
    10/01/99, repurchase price
    $18,286,691 (Collateralized by
    U.S. Treasury Note: total market
    value $18,649,838)                              18,284               18,284
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
    (Cost $18,284)                                                       18,284
                                                                    -----------
TOTAL INVESTMENTS -- 99.9%
    (Cost $10,818,541)                                               10,818,541
                                                                    -----------
OTHER ASSETS AND LIABILITIES, NET -- 0.1%                                10,899
                                                                    -----------

NET ASSETS:
Portfolio Capital--Class A
    ($.01 par value--20 billion authorized)
    based on 4,170,782,271 outstanding shares                        $4,170,758
Portfolio Capital--Class B
    ($.01 par value--20 billion authorized)
    based on 4,008,967 outstanding shares                                 4,007
Portfolio Capital-- Class C
    ($.01 par value--20 billion authorized)
    based on 340,920 outstanding shares                                     341
Portfolio Capital--Class D
    ($.01 par value--20 billion authorized)
    based on 426,018,495 outstanding shares                             426,018
Portfolio Capital--Class Y
    ($.01 par value--20 billion authorized)
    based on 6,228,467,827 outstanding shares                         6,228,421
Undistributed net investment income                                         123
Accumulated net realized loss on investments                               (228)
                                                                    -----------
TOTAL NET ASSETS -- 100.0%                                          $10,829,440
                                                                    -----------
Net asset value, offering price, and redemption
    price per share--Class A                                        $      1.00
                                                                    -----------
Net asset value, offering price, and redemption
    price per share--Class B                                        $      1.00
                                                                    -----------
Net asset value and offering price
    per share--Class C                                              $      1.00
                                                                    -----------
Net asset value, offering price, and redemption
    price per share--Class D                                        $      1.00
                                                                    -----------
Net asset value, offering price, and redemption
    price per share--Class Y                                        $      1.00
                                                                    -----------

PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION
--------------------------------------------------------------------------------
(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(B) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1999. The date shown is the next reset date.

(C) Private Placement Securities considered illiquid investments under guidelines established by the Board of Directors.

AMBAC--American Municipal Bond Assurance Corporation
GECC--General Electric Capital Corporation
LLC--Limited Liability Corporation
LOC--Letter of Credit
MBIA--Municipal Bond Insurance Association
SLMA--Student Loan Marketing Association
WFP--World Financial Properties

The accompanying notes are an integral part of the financial statements.


This annual report is not part of the prospectus.

                                  8     '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

TAX FREE OBLIGATIONS FUND

DESCRIPTION                                       PAR (000)          VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 98.3%
ALABAMA -- 1.5%
Jefferson County Sewer Revenue,
    Series A54 (RB) (Ins: FGIC)
    3.900%, 10/07/99 (A) (C)                     $   9,500            $   9,500
                                                                    -----------

ALASKA -- 1.6%
Alaska State Housing Finance (RB)
    (Ins: MBIA)
    3.900%, 10/07/99 (A) (C)                         7,355                7,355
Alaska State Industrial Development
    Authority (LOC: KredietBank
    Expires: 04/15/00) (RB)
    3.250%, 10/07/99 (A)                             3,245                3,245
                                                                    -----------
                                                                         10,600
                                                                    -----------
COLORADO -- 0.8%
Colorado State Health Facilities Authority,
    Boulder Community Hospital
    Project B (RB) (Ins: MBIA)
    3.800%, 10/07/99 (A)                             5,185                5,185
                                                                    -----------

DELAWARE -- 1.3%
Delaware State (GO)
    4.000%, 03/01/00                                 8,250                8,282
                                                                    -----------

DISTRICT OF COLUMBIA -- 1.6%
District of Columbia Consortium Revenue
    Authority (LOC: First Union
    Expires: 06/16/03) (RB)
    3.800%, 10/07/99 (A)                            10,000               10,000
                                                                    -----------

FLORIDA -- 3.5%
Dade County, Aviation Series 1984A
    (LOC: Morgan Guaranty
    Expires: 12/15/00) (RB)
    3.750%, 10/07/99 (A)                             8,040                8,040
Tampa, Allegheny Health System Revenue,
    Pre-refunded @ 102 (RB) (Ins: FGIC)
    7.375%, 12/01/99 (B)                             3,000                3,081
Tampa, Catholic Health System
    Revenue (RB) (Ins: MBIA)
    4.500%, 11/15/99                                 2,000                2,004
Tampa, Occupational License Tax, Series
    1996-A (RB) (Ins: FGIC)
    3.750%, 10/07/99 (A)                             9,300                9,300
                                                                    -----------
                                                                         22,425
                                                                    -----------
GEORGIA -- 1.6%
Dekalb County Pollution Control Revenue
    (GTY: General Motors Corp.) (RB)
    3.900%, 10/07/99 (A)                             7,100                7,100
Georgia State (GO)
    6.500%, 12/01/99                                 3,000                3,017
                                                                    -----------
                                                                         10,117
                                                                    -----------

TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                       PAR (000)          VALUE (000)
--------------------------------------------------------------------------------

IDAHO -- 0.8%
Boise Urban Renewal Agency, Parking
    Revenue (LOC: Bank America
    Expires: 09/07/03) (RB)
    3.800%, 10/07/99 (A)                         $   5,250            $   5,250
                                                                    -----------

ILLINOIS -- 10.7%
Chicago Equipment Notes
    (LOC: Harris Trust Expires: 03/15/00)
    3.080%, 11/04/99                                15,000               15,000
City of Chicago, ABN AMRO
    Munitops 1998-3 (GO) (Ins: FGIC)
    3.930%, 10/07/99 (A) (C)                        10,000               10,000
Illinois State Development Finance
    Authority, American College of
    Surgeons Project (LOC: Northern Trust
    Expires: 08/31/01) (RB)
    3.850%, 10/07/99 (A)                             4,000                4,000
Illinois State Finance Authority, Goodman
    Theater Revenue (LOC: Harris Trust,
    Northern Trust, First National Bank Of
    Chicago Expires: 01/27/02) (RB)
    3.800%, 10/07/99 (A)                             7,000                7,000
Illinois State Health Facilities Authority,
    Childrens' Memorial Hospital,
    Series B (LOC: First National Bank of
    Chicago Expires: 11/30/01) (RB)
    3.800%, 10/07/99 (A)                             4,800                4,800
Illinois State Health Facilities Authority,
    Franciscan Eldercare Project,
    Series B (LOC: LaSalle National Bank
    Expires: 12/31/01) (RB)
    3.800%, 10/07/99 (A)                             1,150                1,150
Illinois State Health Facilities Authority,
    Revolving Fund Pooled Project,
    Series C (LOC: First National Bank of
    Chicago Expires: 12/31/99) (RB)
    3.800%, 10/07/99 (A)                             3,000                3,000
Illinois State Health Facilities Authority,
    Streeterville Corporation, Series A
    (LOC: First National Bank of Chicago
    Expires: 03/31/00) (RB)
    3.800%, 10/07/99 (A)                             9,900                9,900
Oak Forest, Weekly Mode-Homewood Pool
    (LOC: First National Bank of
    Chicago) (RB)
    3.800%, 10/07/99 (A)                             5,000                5,000
Schaumburg, Multifamily Housing
    (GTY: Merrill Lynch & Co.) (RB)
    3.990%, 10/07/99 (A) (C)                         9,000                9,000
                                                                    -----------
                                                                         68,850
                                                                    -----------
INDIANA -- 0.4%
Evansville Economic Development
    Authority (LOC: Citibank
    Expires: 11/01/99) (RB)
    4.000%, 10/07/99 (A) (C)                         2,500                2,500
                                                                    -----------


This annual report is not part of the prospectus.

                                  9     '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      SEPTEMBER 30, 1999

TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                       PAR (000)          VALUE (000)
--------------------------------------------------------------------------------

KANSAS -- 0.3%
Shawnee Industrial Development Revenue,
    Shawnee Village Association
    (LOC: Texas Commerce
    Expires: 03/31/01) (RB)
    3.750%, 10/07/99 (A)                         $   1,900            $   1,900
                                                                    -----------
KENTUCKY -- 2.3%
Clark County Pollution Control
    Revenue (GTY: CFC) (RB)
    3.100%, 10/15/99 (A)                             5,000                5,000
Pendleton County (LOC: Commonwealth
    Bank of Australia, NY
    Expires: 03/16/01) (TECP)
    3.450%, 11/05/99                                10,000               10,000
                                                                    -----------
                                                                         15,000
                                                                    -----------
MARYLAND -- 3.9%
Anne Arrundel County (GO)
    4.500%, 05/15/00                                 4,345                4,375
Fredrick County Retirement Community,
    Buckinghams Choice, Series E
    (LOC: LaSalle National Bank
    Expires: 01/15/03) (RB)
    4.100%, 10/07/99 (A)                             1,500                1,500
Montgomery County School
    Improvements Series A (GO)
    4.875%, 05/01/00                                 5,750                5,793
Prince Georges County, Public
    Improvements Series A (GO) (Ins: MBIA)
    5.100%, 03/01/00                                 4,000                4,028
Washington Suburban Sanitary District,
    Pre-refunded @ 102 (GO)
    6.900%, 08/01/00 (B)                             4,565                4,782
    6.900%, 08/01/00 (B)                             4,060                4,253
                                                                    -----------
                                                                         24,731
                                                                    -----------
MICHIGAN -- 4.5%
Hannahville Indian Community Finance &
    Building Authority, Building Program,
    Series A (LOC: First of America
    Expires: 06/15/05) (RB)
    3.800%, 10/07/99 (A) (C)                         4,000                4,000
Michigan State Hospital Finance Authority,
    Series A (LOC: First of America
    Expires: 12/15/03) (RB)
    3.850%, 10/07/99 (A)                             9,000                9,000
Michigan State Hospital Financing Authority,
    Series A (LOC: First of America
    Expires: 12/15/03) (RB)
    3.850%, 10/07/99 (A)                             2,300                2,300
    3.850%, 10/07/99 (A)                             3,725                3,725
    3.850%, 10/07/99 (A)                             2,500                2,500
Michigan Strategic Fund (GO)
    (Ins: FGIC)
    3.850%, 10/07/99 (A) (C)                         7,495                7,495
                                                                    -----------
                                                                         29,020
                                                                    -----------

TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                       PAR (000)          VALUE (000)
--------------------------------------------------------------------------------

MINNESOTA -- 9.5%
Bloomington Multifamily Housing Authority,
    Rental Housing, Crow/Bloomington
    Project (LOC: Credit Suisse NY
    Expires: 06/30/05) (RB)
    3.850%, 10/07/99 (A)                         $  17,005            $  17,005
Eden Prairie, Multifamily Housing
    Authority (LOC: Nationsbank
    Expires: 10/15/00) (RB)
    3.950%, 10/07/99 (A)                            14,905               14,905
Hennepin County, Series A (GO)
    4.500%, 12/01/99                                 1,985                1,990
Minneapolis Hospital Revenue
    Lifespan Inc-Abbott Northwestern,
    Pre-refunded @ 102 (RB)
    7.000%, 12/01/99 (B)                             1,200                1,231
Regents of University of Minnesota (RB)
    3.800%, 10/07/99 (A)                            26,000               26,000
                                                                    -----------
                                                                         61,131
                                                                    -----------
NEVADA -- 1.2%
Nevada State (GO)
    3.850%, 10/07/99 (A) (C)                         5,000                5,000
Nevada State, ABN AMRO Munitops (GO)
    (Ins: MBIA)
    3.930%, 10/07/99 (A) (C)                         2,500                2,500
                                                                    -----------
                                                                          7,500
                                                                    -----------
NEW HAMPSHIRE -- 0.4%
New Hampshire State Higher Educational &
    Health Authority, Alice Peck Day
    Lifecare Project (LOC: First Union
    Expires: 02/15/01) (RB)
    4.050%, 10/07/99 (A)                             2,700                2,700
                                                                    -----------
NEW JERSEY -- 0.3%
New Jersey State (GO)
    5.100%, 02/15/00                                 2,000                2,015
                                                                    -----------
NORTH CAROLINA -- 1.5%
New Hanover County, Gang Nail Systems
    Project (LOC: Harris Trust
    Expires: 12/10/99) (RB)
    3.850%, 10/07/99 (A) (C)                         5,500                5,500
North Carolina State (GO)
    5.100%, 03/01/00                                 4,000                4,029
                                                                    -----------
                                                                          9,529
                                                                    -----------
OHIO -- 2.7%
Greene County Hospital Facilities Revenue,
    Series A (LOC: Keybank
    Expires: 09/22/04) (RB)
    3.750%, 10/07/99 (A)                            17,065               17,065
                                                                    -----------


This annual report is not part of the prospectus.

                                  10    '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

DESCRIPTION                                       PAR (000)          VALUE (000)
--------------------------------------------------------------------------------

OKLAHOMA -- 4.9%
Oklahoma County Finance Authority
    (GTY: Merrill Lynch & Co.) (GO)
    3.990%, 10/07/99 (A) (C)                     $  19,300            $  19,300
Tulsa Airport Improvement Trust,
    Tulsa International Airport
    Project (RB) (Ins: FGIC)
    3.800%, 10/07/99 (A)                             4,000                4,000
Tulsa Industrial Authority (RB)
    (Ins: MBIA)
    3.850%, 10/07/99 (A) (C)                         7,970                7,970
                                                                    -----------
                                                                         31,270
                                                                    -----------
PENNSYLVANIA -- 0.7%
Lehigh County General Purpose Authority,
    Phoebe-Devitt Homes Project,
    Series B (LOC: First Union National
    Bank Expires: 10/29/01) (RB)
    3.800%, 10/07/99 (A)                             4,265                4,265
                                                                    -----------

SOUTH CAROLINA -- 5.4%
Berkeley County Pollution Control
    Revenue (GTY: Alcoa) (RB)
    3.880%, 10/07/99 (A)                            13,750               13,750
South Carolina State (GO)
    5.500%, 04/01/00                                 4,500                4,547
York County (GTY: Duke Power) (TECP)
    3.550%, 03/08/00                                10,400               10,400
York County Pollution Control,
    Series N3 (GTY: CFC National Rural) (RB)
    3.600%, 03/15/00 (A)                             6,000                6,000
                                                                    -----------
                                                                         34,697
                                                                    -----------
SOUTH DAKOTA -- 0.7%
Yankton Industrial Development,
    Alumax Project (GTY: Alcoa) (RB)
    3.880%, 10/07/99 (A) (C)                         4,500                4,500
                                                                    -----------

TENNESSEE -- 3.4%
Clarksville County Public Building
    Authority Revenue (LOC: Nationsbank
    Exp. 06/08/02) (RB)
    3.800%, 10/07/99 (A) (C)                        10,000               10,000
Maury County Health & Educational
    Facilities, Southern Healthcare
    Systems Project A, Series E (LOC:
    Bank One Expires: 07/25/01) (RB)
    4.100%, 10/07/99 (A) (C)                         4,700                4,700
Nashville & Davidson Counties,
    Metropolitan Government Industrial
    Development (LOC: Barclays
    Expires: 11/15/00) (RB)
    3.950%, 10/07/99 (A)                             7,035                7,035
                                                                    -----------
                                                                         21,735
                                                                    -----------

TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                       PAR (000)          VALUE (000)
--------------------------------------------------------------------------------

TEXAS -- 10.6%
Comal Independent School District
    (GTY: PSF) (GO)
    3.900%, 10/07/99 (A) (C)                     $  10,002            $  10,002
Dallas (GO)
    4.750%, 02/15/00                                 2,530                2,547
Harris County Health Facilities
    Development, Tirr Project (LOC:
    Texas Commerce Bank
    Expires: 11/07/02) (RB)
    4.250%, 10/01/99 (A)                             2,280                2,280
Hunt County Industrial Development
    Authority, Trico Industries Project
    (LOC: ABN AMRO
    Expires: 10/02/02) (RB)
    3.800%, 10/07/99 (A)                             5,730                5,730
Lower Neches Valley Authority,
    Texas Neches River Treatment
    Project (GTY: Mobil Oil) (RB)
    3.770%, 10/07/99 (A)                             9,400                9,400
Mansfield Independent School District
    (GTY: PSF) (GO)
    6.500%, 02/15/00                                 2,335                2,364
San Antonio Electric & Gas (RB)
    (Ins: MBIA)
    3.850%, 10/07/99 (A) (C)                         7,455                7,455
Texas State (TECP)
    3.400%, 03/08/00                                 3,500                3,500
Texas State Public Financing
    Authority (TECP)
    3.375%, 02/24/00                                 8,500                8,500
Texas Public Financing Authority (TECP)
    3.500%, 11/16/99                                10,000               10,000
Texas State Public Financing Authority,
    Series A (GTY: State of Texas) (GO)
    8.000%, 10/01/99                                 3,180                3,180
Texas State University System
    Revenue (RB) (Ins: FSA)
    4.500%, 03/15/00                                 3,095                3,116
                                                                    -----------
                                                                         68,074
                                                                    -----------
UTAH -- 0.3%
Salt Lake County Housing Authority,
    Multifamily Revenue, Santa Fe
    Apartments Project (LOC: Dresdner
    Expires: 02/15/01) (RB)
    3.850%, 10/07/99 (A)                             1,900                1,900
                                                                    -----------

VERMONT -- 0.6%
Vermont State Student Loan Revenue
    (LOC: NATWEST Expires:
    12/06/01) (RB)
    3.400%, 10/07/99 (A)                             3,640                3,640
                                                                    -----------

VIRGINIA -- 2.2%
Alexandria Industrial Development
    Authority, American Red Cross
    Project (LOC: First Union
    Expires: 03/30/00) (RB)
    3.800%, 10/07/99 (A)                             6,455                6,455


This annual report is not part of the prospectus.

                                  11    '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      SEPTEMBER 30, 1999

TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                               PAR (000)/SHARES           VALUE (000)
--------------------------------------------------------------------------------
Spotsylvania Industrial Development
    Authority, Residential Care Facility,
    Chancellors Village, Project A
    (LOC: First Union
    Expires: 10/01/01) (RB)
    3.800%, 10/07/99 (A)                         $   7,400            $   7,400
                                                                    -----------
                                                                         13,855
                                                                    -----------
WASHINGTON -- 9.8%
Port of Seattle, Alaska Airlines
Project,
    (LOC: Bank of New York
    Expires: 07/31/00) (RB)
    3.650%, 10/07/99 (A) (C)                         4,600                4,600
Seattle (GO)
    4.500%, 03/01/00                                 3,085                3,105
Seattle Municipal Water
    Utility Improvements,
    Pre-refunded @ 102 (RB)
    7.125%, 05/01/00 (B)                             8,515                8,860
Washington State Healthcare Facility
    Authority, Fred Hutchinson Cancer
    Research Center, Series B
    (LOC: Morgan Guaranty
    Expires: 07/15/03) (RB)
    4.250%, 10/01/99 (A)                             1,100                1,100
Washington Health Care Facilities
    Authority, Fred Hutchinson Cancer
    Research Center, Series 1996
    (LOC: Morgan Guaranty
    Expires: 07/15/03) (RB)
    4.250%, 10/01/99 (A)                             6,200                6,200
Washington Health Care Facilities
    Authority, Fred Hutchinson Cancer
    Research Center, Series 1991-A
    (LOC: Morgan Guaranty
    Expires: 07/15/03) (RB)
    4.250%, 10/01/99 (A)                             2,930                2,930
Washington State Housing Finance
    Authority, YMCA Tacoma and Pierce
    Project A (LOC: Keybank
    Expires: 12/22/03) (RB)
    3.750%, 10/07/99 (A)                             5,500                5,500
Washington State Housing Finance
    Authority, YMCA Tacoma and Pierce
    Project B (LOC: Keybank
    Expires: 12/22/03) (RB)
    3.750%, 10/07/99 (A)                             5,500                5,500
Washington State Public Power Supply
    Systems, Nuclear Project #1 (RB)
    3.900%, 10/07/99 (A) (C)                         7,000                7,000
Washington State Public Power Supply
    Systems, Nuclear Project #3 (RB)
    3.850%, 10/07/99 (A) (C)                         6,590                6,590
Washington State, Series B,
    Pre-refunded @ 100 (GO)
    6.600%, 08/01/00 (B)                             5,000                5,126
Washington State, Series R-98B (GO)
    4.000%, 01/01/00                                 6,430                6,445
                                                                    -----------
                                                                         62,956
                                                                    -----------

TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                                         VALUE (000)
--------------------------------------------------------------------------------
WISCONSIN -- 4.9%
    Madison (GO)
    5.000%, 05/01/00                             $   2,200            $   2,223
Wisconsin State (GO)
    5.750%, 05/01/00                                 2,000                2,030
Wisconsin State Health & Education
    Facilities Authority, Blood Center
    Project, Series A (LOC: M&I
    Expires: 06/15/02) (RB)
    3.750%, 10/07/99 (A)                             7,565                7,565
Wisconsin State Health & Education
   Facilities Authority, Franciscan
    HealthCare, Series A-2
    (LOC: Toronto Dominion
    Expires: 01/14/02) (RB)
    3.770%, 10/07/99 (A)                             7,320                7,320
Wisconsin State Health & Education
    Facilities Authority, Froedtert
    Memorial Hospital Project
    (LOC: M&I Expires: 04/15/02) (RB)
    3.800%, 10/07/99 (A)                            11,100               11,100
Wisconsin State
    Pre-refunded @ 101 (GO)
    6.250%, 05/01/00 (B)                             1,000                1,025
                                                                    -----------
                                                                         31,263
                                                                    -----------
WYOMING -- 3.1%
Gillette Pollution Control Revenue
    (LOC: Commerzbank A.G.
    Expires: 06/07/04) (RB)
    3.800%, 10/07/99 (A)                            20,000               20,000
                                                                    -----------

MULTISTATE -- 1.3%
Clipper Tax Exempt Trust
    1998-2 (RB)
    4.020%, 10/07/99 (A) (C)                         8,500                8,500
                                                                    -----------
TOTAL MUNICIPAL BONDS
    (Cost $629,955)                                                     629,955
                                                                    -----------

MONEY MARKET FUND -- 1.4%
AIM Tax Free Institutional
    Cash Reserve                                 8,815,000                8,815
                                                                    -----------

TOTAL MONEY MARKET FUND
    (Cost $8,815)                                                         8,815
                                                                    -----------

TOTAL INVESTMENTS -- 99.7%
    (Cost $638,770)                                                     638,770
                                                                    -----------

OTHER ASSETS AND LIABILITIES, NET -- 0.3%                                 1,810
                                                                    -----------


This annual report is not part of the prospectus.

                                  12    '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

TAX FREE OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                       PAR (000)          VALUE (000)
--------------------------------------------------------------------------------
Portfolio Capital--Class A
    ($.01 par value--20 billion authorized)
    based on 268,657,539 outstanding shares                            $268,623
Portfolio Capital--Class D
    ($.01 par value--20 billion authorized)
    based on 33,466,554 outstanding shares                               33,466
Portfolio Capital--Class Y
    ($.01 par value--20 billion authorized)
    based on 338,508,584 outstanding shares                             338,506
Distributions in excess of net investment income                            (28)
Accumulated net realized gain on investments                                 13
                                                                    -----------
TOTAL NET ASSETS -- 100.0%                                          $   640,580
                                                                    -----------
Net asset value, offering price, and redemption
   price per share--Class A                                         $      1.00
                                                                    -----------
Net asset value, offering price, and redemption
   price per share--Class D                                         $      1.00
                                                                    -----------
Net asset value, offering price, and redemption
   price per share--Class Y                                         $      1.00
                                                                    -----------

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1999. The date shown is the next reset date.

(B) Pre-refunded Security--Pre-refunded issues are backed by U.S. Government Obligations. These bonds mature at the call date. The pre-refunded date is shown as the maturity date on the Statement of Net Assets. See also the notes to the financial statements.

(C) Security sold within terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

CFC--National Rural Utilities Cooperative Finance Corporation
FGIC--Financial Guaranty Insurance Corporation
FSA--Financial Security Assurance
GO--General Obligation
GTY--Guaranty
INS--Insured
LOC--Letter of Credit
M&I--Marshall & Ilsley
MBIA--Municipal Bond Insurance Association
NATWEST--National Westminster
PSF--Permanent School Fund
RB--Revenue Bond
TECP--Tax Exempt Commercial Paper

The accompanying notes are an integral part of the financial statements.

TREASURY OBLIGATIONS FUND

DESCRIPTION                                       PAR (000)          VALUE (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 20.9%
U.S. Treasury Notes
    5.875%, 11/15/99                             $ 100,000            $ 100,138
    5.625%, 11/30/99                                50,000               50,078
    7.750%, 11/30/99                                50,000               50,246
    7.750%, 12/31/99                                50,000               50,371
    5.375%, 01/31/00                                25,000               25,050
    7.750%, 01/31/00                                50,000               50,502
    5.875%, 02/15/00                                75,000               75,275
    5.500%, 02/29/00                                25,000               25,078
    7.125%, 02/29/00                                75,000               75,645
    6.875%, 03/31/00                               150,000              151,421
    6.375%, 05/15/00                                75,000               75,654
    5.500%, 05/31/00                                75,000               75,224
    6.250%, 05/31/00                               100,000              100,751
    5.375%, 06/30/00                                50,000               50,005
    5.875%, 06/30/00                                50,000               50,191
    5.375%, 07/31/00                                25,000               24,975
    6.125%, 07/31/00                                50,000               50,298
    8.750%, 08/15/00                                50,000               51,489
    5.125%, 08/31/00                               125,000              124,649
    6.250%, 08/31/00                                25,000               25,173
    6.125%, 09/30/00                                75,000               75,430
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $1,357,643)                                                  1,357,643
                                                                    -----------

REPURCHASE AGREEMENTS -- 79.3%
ABN AMRO Securities
   5.32%, dated 09/30/99, matures
   10/01/99, repurchase price
   $280,041,378 (collateralized by
   U.S. Treasury Obligations: total
   market value $285,600,013)                      280,000              280,000
Bear Stearns
   5.33%, dated 09/30/99, matures
   10/01/99, repurchase price
   $280,041,455 (collateralized by
   U.S. Treasury Obligations:
   total market value $285,603,000)                280,000              280,000
CS First Boston
   5.25%, dated 09/30/99, matures
   10/01/99, repurchase price
   $280,040,833 (collateralized by
   U.S. Treasury Obligations:
   total market value $288,327,458)                280,000              280,000
Donaldson Lufkin & Jenrette
   5.242%, dated 09/30/99, matures
   10/01/99, repurchase price
   $932,551,770 (collateralized by
   U.S. Treasury Obligations: total
   market value $951,064,755)                      932,416              932,416
Goldman Sachs
   5.29%, dated 09/30/99, matures
   10/01/99, repurchase price
   $280,041,144 (collateralized by
   U.S. Treasury Obligations: total
   market value $285,600,430)                      280,000              280,000


This annual report is not part of the prospectus.

                                  13    '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      SEPTEMBER 30, 1999

TREASURY OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                       PAR (000)          VALUE (000)
--------------------------------------------------------------------------------
Lehman Brothers
    5.30%, dated 09/30/99, matures
    10/01/99, repurchase price
    $481,786,919 (collateralized by
    U.S. Treasury Obligations: total
    market value $491,233,181)                    $481,716             $481,716
Morgan Stanley Dean Witter
    5.65%, dated 09/30/99, matures
    10/01/99, repurchase price
    $280,043,944 (collateralized by
    U.S. Treasury Obligations: total market
    value $286,525,932)                            280,000              280,000
Prudential Securities
    5.32%, dated 09/30/99, matures
    10/01/99, repurchase price
    $280,041,377 (collateralized by
    U.S. Treasury Obligations: total
    market value $285,600,655)                     280,000              280,000
Salomon Smith Barney
    5.30%, dated 09/30/99, matures
    10/01/99, repurchase price
    $280,041,222 (collateralized by
    U.S. Treasury Obligations:
    total market value $285,742,353)               280,000              280,000
Societe Generale
    4.90%, dated 09/30/99, matures
    10/01/99, repurchase price
    $175,023,819 (collateralized by
    U.S. Treasury Obligations:
    total market value $178,638,981)               175,000              175,000
Societe Generale
    5.30%, dated 09/30/99, matures
    10/01/99, repurchase price
    $800,117,777 (collateralized by
    U.S. Treasury Obligations:
    total market value $816,005,182)               800,000              800,000
Warburg Dillon Reed 5.32%, dated
    09/30/99, matures 10/01/99,
    repurchase price $800,118,222
    (collateralized by U.S. Treasury
    Obligations: total market
    value $816,001,514)                            800,000              800,000
                                                                    -----------

TOTAL REPURCHASE AGREEMENTS
    (Cost $5,149,132)                                                 5,149,132
                                                                    -----------

TOTAL INVESTMENTS -- 100.2%
    (Cost $6,506,775)                                                 6,506,775
                                                                    -----------
OTHER ASSETS AND LIABILITIES, NET -- (0.2%)                             (10,287)
                                                                    -----------

TREASURY OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------

NET ASSETS:
Portfolio Capital--Class A
   ($.01 par value--20 billion authorized)
   based on 23,470,543 outstanding shares                            $   23,470
Portfolio Capital--Class D
   ($.01 par value--20 billion authorized)
   based on 3,852,195,829 outstanding shares                          3,852,199
Portfolio Capital--Class Y
   ($.01 par value--20 billion authorized)
   based on 2,620,822,494 outstanding shares                          2,620,823
Undistributed net investment income                                          28
Accumulated net realized loss on investments                                (32)
                                                                     ----------
TOTAL NET ASSETS -- 100.0%                                           $6,496,488
                                                                     ----------
Net asset value, offering price, and redemption
   price per share--Class A                                          $     1.00
                                                                     ----------
Net asset value, offering price, and redemption
   price per share--Class D                                          $     1.00
                                                                     ----------
Net asset value, offering price, and redemption
   price per share--Class Y                                          $     1.00
                                                                     ----------

The accompanying notes are an integral part of the financial statements.


This annual report is not part of the prospectus.

                                  14    '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
OPERATIONS      FOR THE YEAR ENDED SEPTEMBER 30, 1999, IN THOUSANDS

                                            GOVERNMENT          PRIME        TAX FREE        TREASURY
                                           OBLIGATIONS    OBLIGATIONS     OBLIGATIONS     OBLIGATIONS
                                                  FUND           FUND            FUND            FUND
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                     $  91,071+      $553,663         $21,718        $296,503
------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                         7,246         42,361           2,710          24,069
Less: Waiver of investment advisory fees        (1,186)        (6,313)           (511)         (3,744)
Administrator fees                               1,068          6,235             399           3,543
Distribution fees - class A                      1,097         10,280             718              99
Distribution fees - class B                         --             38              --              --
Distribution fees - class C                         --              1              --              --
Distribution fees - class D                        572            539              46           5,948
Custodian fees                                     543          3,178             203           1,805
Registration fees                                  152            573              84             471
Professional fees                                   64            375              24             212
Transfer agent fees                                331          4,806             184             263
Printing                                            78            356              28             258
Directors' fees                                     30            175              11              99
Other                                               49            145              28             104
------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                              10,044         62,749           3,924          33,127
======================================================================================================
Investment income - net                         81,027        490,914          17,794         263,376
------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS             38           (209)             14             (32)
======================================================================================================
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                             $  81,065       $490,705         $17,808        $263,344
======================================================================================================

+ Includes income from securities lending program. See the Notes to the Financial Statements for additional information.


The accompanying notes are an integral part of the financial statements.

This annual report is not part of the prospectus.

                                  15    '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
CHANGES IN NET ASSETS     IN THOUSANDS

                                                                                     GOVERNMENT                         PRIME
                                                                               OBLIGATIONS FUND              OBLIGATIONS FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                         10/1/98        10/1/97        10/1/98        10/1/97
                                                                              to             to             to             to
                                                                         9/30/99        9/30/98        9/30/99        9/30/98
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                             $     81,027   $     77,013   $    490,914   $    335,494
Net realized gain (loss) on investments                                       38           (260)          (209)           (19)
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                      81,065         76,753        490,705        335,475
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  class A                                                                (18,697)        (3,226)      (181,035)       (64,277)
  class B                                                                     --             --           (140)           (88)
  class C                                                                     --             --             (4)            --
  class D                                                                (16,906)       (20,839)       (16,568)       (13,417)
  class Y                                                                (45,419)       (52,935)      (293,224)      (257,527)
Net realized gain on investments
  class A                                                                     --             --             --             --
  class B                                                                     --             --             --             --
  class C                                                                     --             --             --             --
  class D                                                                     --             --             --             --
  class Y                                                                     --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                      (81,022)       (77,000)      (490,971)      (335,309)
==============================================================================================================================
CAPITAL SHARE TRANSACTIONS
AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
  Proceeds from sales                                                  1,650,447        560,552     15,877,099      7,409,332
  Shares issued in connection with acquisition of Qualivest Fund              --             --             --        226,201
  Reinvestment of distributions                                           17,873          1,907        175,570         48,974
  Payments for redemptions                                            (1,558,123)      (237,478)   (15,581,050)    (4,203,635)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 class A transactions                                                    110,197        324,981        471,619      3,480,872
------------------------------------------------------------------------------------------------------------------------------
Class B:
  Proceeds from sales                                                         --             --          6,253          3,185
  Reinvestment of distributions                                               --             --            126             81
  Payments for redemptions                                                    --             --         (4,770)        (2,888)
------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
 class B transactions                                                         --             --          1,609            378
------------------------------------------------------------------------------------------------------------------------------
Class C:
  Proceeds from sales                                                         --             --            639             --
  Reinvestment of distributions                                               --             --              3             --
  Payments for redemptions                                                    --             --           (301)            --
------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
 class C transactions                                                         --             --            341             --
------------------------------------------------------------------------------------------------------------------------------
Class D:
  Proceeds from sales                                                  1,401,607      2,648,770      1,486,760      1,278,512
  Payments for redemptions                                            (1,346,477)    (2,601,752)    (1,294,419)    (1,157,905)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 class D transactions                                                     55,130         47,018        192,341        120,607
------------------------------------------------------------------------------------------------------------------------------
Class Y:
  Proceeds from sales                                                  3,218,268      3,130,459     14,825,991      9,928,887
  Shares issued in connection with acquisition of Qualivest Fund              --             --             --        257,499
  Reinvestment of distributions                                           22,941         29,035        128,234         98,240
  Payments for redemptions                                            (3,302,378)    (3,105,431)   (14,171,383)    (8,454,911)
------------------------------------------------------------------------------------------------------------------------------
(Decrease) Increase in net assets from
 class Y transactions                                                    (61,169)        54,063        782,842      1,829,715
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 capital share transactions                                              104,158        426,062      1,448,752      5,431,572
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  104,201        425,815      1,448,486      5,431,738
NET ASSETS AT BEGINNING OF PERIOD                                      1,709,210      1,283,395      9,380,954      3,949,216
==============================================================================================================================
NET ASSETS AT END OF PERIOD (B)                                     $  1,813,411   $  1,709,210   $ 10,829,440   $  9,380,954
==============================================================================================================================

(A) The Statements of Changes in Net Assets for the Tax Free Obligations Fund reflect the change of the Fund's year end from November 30th to September 30th in 1998.
(B) Includes undistributed net investment income (000) of $18 and $13 for Government Obligations Fund, $123 and $180 for Prime Obligations Fund, and $28 and $8 for Treasury Obligations Fund at September 30, 1999, and September 30, 1998, respectively. Includes distributions in excess of $(28), and undistributed net investment income of $16, $2 for Tax Free Obligations Fund for September 30, 1999, September 30, 1998, and November 30, 1997, respectively.


The accompanying notes are an integral part of the financial statements.

This annual report is not part of the prospectus.

                                  16    '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

                                  TAX FREE                      TREASURY
                      OBLIGATIONS FUND (A)              OBLIGATIONS FUND
-------------------------------------------------------------------------
     10/1/98        12/1/97         8/1/97        10/1/98        10/1/97
          to             to             to             to             to
     9/30/99        9/30/98       11/30/97        9/30/99        9/30/98
-------------------------------------------------------------------------

$     17,794   $      7,595   $        379   $    263,376   $    242,187
          14             --             --            (32)            26
-------------------------------------------------------------------------
      17,808          7,595            379        263,344        242,213
-------------------------------------------------------------------------


      (7,079)        (2,317)          (287)        (1,677)        (3,426)
          --             --             --             --             --
          --             --             --             --             --
        (799)          (441)            --       (171,457)      (167,637)
      (9,960)        (4,823)           (94)       (90,248)       (71,113)

          --             --             --             --             --
          --             --             --             --             --
          --             --             --             --             --
          --             --             --             --             (9)
          --             --             --             --             (4)
-------------------------------------------------------------------------
     (17,838)        (7,581)          (381)      (263,382)      (242,189)
=========================================================================



   1,438,162        574,201         13,623        174,704        267,966
          --             --             --             --         86,624
       6,862          1,714            295          1,839          3,024
  (1,423,553)      (357,424)       (16,923)      (254,808)      (255,879)
-------------------------------------------------------------------------

      21,471        218,491         (3,005)       (78,265)       101,735
-------------------------------------------------------------------------

          --             --             --             --             --
          --             --             --             --             --
          --             --             --             --             --
-------------------------------------------------------------------------

          --             --             --             --             --
-------------------------------------------------------------------------

          --             --             --             --             --
          --             --             --             --             --
          --             --             --             --             --
-------------------------------------------------------------------------

          --             --             --             --             --
-------------------------------------------------------------------------

      60,330         59,995              1     12,947,653     10,374,909
     (56,959)       (29,901)            --    (12,950,371)    (9,367,195)
-------------------------------------------------------------------------

       3,371         30,094              1         (2,718)     1,007,714
-------------------------------------------------------------------------

     600,968        500,926         13,113      8,751,666      8,698,622
          --             --             --             --         11,790
          87            129             62         20,667         12,681
    (535,531)      (238,776)       (11,608)    (7,955,114)    (7,817,288)
-------------------------------------------------------------------------

      65,524        262,279          1,567        817,219        905,805
-------------------------------------------------------------------------

      90,366        510,864         (1,437)       736,236      2,015,254
-------------------------------------------------------------------------
      90,336        510,878         (1,439)       736,198      2,015,278
     550,244         39,366         40,805      5,760,290      3,745,012
=========================================================================
$    640,580   $    550,244   $     39,366   $  6,496,488   $  5,760,290
=========================================================================


This annual report is not part of the prospectus.

                                  17    '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

FINANCIAL HIGHLIGHTS    FOR A SHARE OUTSTANDING, THROUGHOUT THE PERIODS
                        ENDED SEPTEMBER 30, UNLESS OTHERWISE INDICATED

                            NET ASSET                     DIVIDENDS    NET ASSET
                                VALUE            NET       FROM NET        VALUE
                            BEGINNING     INVESTMENT     INVESTMENT       END OF
                            OF PERIOD         INCOME         INCOME       PERIOD
---------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND
class A
 1999                         $  1.00       $  0.043       $ (0.043)     $  1.00
 1998(1)                         1.00          0.021         (0.021)        1.00
class D
 1999                         $  1.00       $  0.044       $ (0.044)     $  1.00
 1998                            1.00          0.050         (0.050)        1.00
 1997                            1.00          0.049         (0.049)        1.00
 1996                            1.00          0.050         (0.050)        1.00
 1995(2)                         1.00          0.038         (0.038)        1.00
class Y
 1999                         $  1.00       $  0.046       $ (0.046)     $  1.00
 1998                            1.00          0.052         (0.052)        1.00
 1997                            1.00          0.051         (0.051)        1.00
 1996                            1.00          0.051         (0.051)        1.00
 1995                            1.00          0.054         (0.054)        1.00
PRIME OBLIGATIONS FUND
class A
 1999                         $  1.00       $  0.044       $ (0.044)     $  1.00
 1998                            1.00          0.050         (0.050)        1.00
 1997                            1.00          0.049         (0.049)        1.00
 1996                            1.00          0.050         (0.050)        1.00
 1995(2)                         1.00          0.038         (0.038)        1.00
class B
 1999                         $  1.00       $  0.038       $ (0.038)     $  1.00
 1998                            1.00          0.042         (0.042)        1.00
 1997                            1.00          0.042         (0.042)        1.00
 1996                            1.00          0.042         (0.042)        1.00
 1995(3)                         1.00          0.032         (0.032)        1.00
class C
 1999(4)                      $  1.00       $  0.024       $ (0.024)     $  1.00
class D
 1999                         $  1.00       $  0.046       $ (0.046)     $  1.00
 1998                            1.00          0.051         (0.051)        1.00
 1997                            1.00          0.050         (0.050)        1.00
 1996                            1.00          0.051         (0.051)        1.00
 1995(5)                         1.00          0.038         (0.038)        1.00
class Y
 1999                         $  1.00       $  0.048       $ (0.048)     $  1.00
 1998                            1.00          0.053         (0.053)        1.00
 1997                            1.00          0.052         (0.052)        1.00
 1996                            1.00          0.052         (0.052)        1.00
 1995                            1.00          0.055         (0.055)        1.00
---------------------------------------------------------------------------------

 +  Returns are for the period indicated and have not been annualized.
(1) Commenced operations on April 29, 1998. All ratios for the period have been annualized.
(2) Commenced operations on January 21, 1995. All ratios for the period have been annualized.
(3) Commenced operations on January 23, 1995. All ratios for the period have been annualized.
(4) Commenced operations on February 1, 1999. All ratios for the period have been annualized.
(5) Commenced operations on January 24, 1995. All ratios for the period have been annualized.


The accompanying notes are an integral part of the financial statements.

This annual report is not part of the prospectus.

                                  18    '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

                                                                RATIO OF
                                            RATIO OF NET     EXPENSES TO
                               RATIO OF       INVESTMENT         AVERAGE
               NET ASSETS   EXPENSES TO        INCOME TO      NET ASSETS
   TOTAL           END OF       AVERAGE          AVERAGE      (EXCLUDING
  RETURN     PERIOD (000)    NET ASSETS       NET ASSETS        WAIVERS)
-------------------------------------------------------------------------


    4.36%      $  435,227          0.75%            4.28%           0.82%
    2.10+         325,024          0.70             4.93            0.76

    4.52%      $  439,287          0.60%            4.44%           0.67%
    5.15          384,143          0.60             5.03            0.67
    5.04          337,199          0.60             4.92            0.67
    5.08          269,382          0.60             4.96            0.69
    3.85+         198,859          0.60             5.45            0.70

    4.67%      $  938,897          0.45%            4.57%           0.52%
    5.30        1,000,043          0.45             5.18            0.52
    5.20          946,196          0.45             5.07            0.52
    5.24          777,594          0.45             5.10            0.54
    5.55          551,286          0.45             5.44            0.60


    4.51%      $4,170,881          0.80%            4.42%           0.87%
    5.15        3,699,197          0.70             5.00            0.79
    5.06          218,261          0.70             4.95            0.77
    5.08          135,146          0.70             4.94            0.79
    3.84+          96,083          0.70             5.43            0.82

    3.85%      $    4,007          1.45%            3.78%           1.51%
    4.37            2,397          1.45             4.29            1.53
    4.27            2,018          1.45             4.17            1.52
    4.29            1,763          1.45             4.15            1.54
    3.28+              14          1.45             4.70            1.57

    2.47%+     $      341          1.45%            3.75%           1.51%

    4.73%      $  426,004          0.60%            4.62%           0.66%
    5.26          233,675          0.60             5.13            0.68
    5.16          113,064          0.60             5.02            0.67
    5.18          109,213          0.60             4.98            0.69
    3.86+           9,735          0.60             5.51            0.72

    4.89%      $6,228,207          0.45%            4.78%           0.51%
    5.42        5,445,685          0.45             5.28            0.53
    5.32        3,615,873          0.45             5.19            0.52
    5.34        3,166,213          0.45             5.20            0.54
    5.64        2,911,055          0.45             5.53            0.60
-------------------------------------------------------------------------


This annual report is not part of the prospectus.

                                  19    '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

FINANCIAL HIGHLIGHTS   FOR A SHARE OUTSTANDING, THROUGHOUT THE PERIODS
                       ENDED SEPTEMBER 30, UNLESS OTHERWISE INDICATED

                                     NET ASSET                  DIVIDENDS   NET ASSET
                                         VALUE          NET      FROM NET       VALUE
                                     BEGINNING   INVESTMENT    INVESTMENT      END OF
                                     OF PERIOD       INCOME        INCOME      PERIOD
--------------------------------------------------------------------------------------
TAX FREE OBLIGATIONS FUND(A)
class A
 1999                                  $  1.00     $  0.025     $ (0.025)     $  1.00
 1998(1)                                  1.00        0.024       (0.024)        1.00
 1997(2)                                  1.00        0.010       (0.010)        1.00
 1997(3)                                  1.00        0.027       (0.027)        1.00
 1996(3)                                  1.00        0.028       (0.028)        1.00
 1995(3)(4)                               1.00        0.017       (0.017)        1.00
class D
 1999                                  $  1.00     $  0.026     $ (0.026)     $  1.00
 1998(1)                                  1.00        0.025       (0.025)        1.00
 1997(5)                                  1.00        0.000       (0.000)        1.00
class Y
 1999                                  $  1.00     $  0.028     $ (0.028)     $  1.00
 1998(1)                                  1.00        0.026       (0.026)        1.00
 1997(2)                                  1.00        0.011       (0.011)        1.00
 1997(3)                                  1.00        0.031       (0.031)        1.00
 1996(3)                                  1.00        0.032       (0.032)        1.00
 1995(3)(4)                               1.00        0.019       (0.019)        1.00
TREASURY OBLIGATIONS FUND
class A
 1999                                  $  1.00     $  0.042     $ (0.042)     $  1.00
 1998(6)                                  1.00        0.045       (0.045)        1.00
class D
 1999                                  $  1.00     $  0.043     $ (0.043)     $  1.00
 1998                                     1.00        0.050       (0.050)        1.00
 1997                                     1.00        0.049       (0.049)        1.00
 1996                                     1.00        0.049       (0.049)        1.00
 1995                                     1.00        0.051       (0.051)        1.00
 1994(7)                                  1.00        0.031       (0.031)        1.00
class Y
 1999                                  $  1.00     $  0.045     $ (0.045)     $  1.00
 1998                                     1.00        0.051       (0.051)        1.00
 1997                                     1.00        0.050       (0.050)        1.00
 1996                                     1.00        0.050       (0.050)        1.00
 1995(8)                                  1.00        0.038       (0.038)        1.00
--------------------------------------------------------------------------------------

 +  Returns are for the period indicated and have not been annualized.
(A) The financial highlights for Tax Free Obligations Fund as set forth herein include the historical financial highlights of the Qualivest Tax-Free Money Market Fund class A and class Y shares. The assets of Qualivest Tax Free Money Market Fund were acquired by Tax Free Obligations Fund on November 25, 1997. In connection with such acquisition, (i) class A shares of the Qualivest Tax-Free Money Market Fund were exchanged for class A shares of Tax Free Obligations Fund; and (ii) Qualivest class Y and class Q shares were exchanged for class Y shares of Tax Free Obligations Fund.
(1) For the period December 1, 1997 to September 30, 1998. All ratios for the period have been annualized. The funds' fiscal year end from November 30 to September 30, effective September 30, 1998.
(2) For the period August 1, 1997 to November 30, 1997. All ratios for the period have been annualized. The funds' fiscal year end from July 31 to November 30, effective November 30, 1997.
(3) For the period ended July 31.
(4) Commenced operations January 9, 1995. All ratios for the period have been annualized.
(5) Commenced operations November 26, 1997. All ratios for the period have been annualized. For the period ended November 30.
(6) Commenced operations on November 3, 1997. All ratios for the period have been annualized.
(7) Commenced operations on October 4, 1993. All ratios for the period have been annualized.
(8) Commenced operations on January 24, 1995. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.


This annual report is not part of the prospectus.

                                  20    '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

                                                                 RATIO OF
                                             RATIO OF NET     EXPENSES TO
                                 RATIO OF      INVESTMENT         AVERAGE
                NET ASSETS    EXPENSES TO       INCOME TO      NET ASSETS
     TOTAL          END OF        AVERAGE         AVERAGE      (EXCLUDING
    RETURN    PERIOD (000)     NET ASSETS      NET ASSETS        WAIVERS)
--------------------------------------------------------------------------


     2.51%      $  268,626          0.74%            2.47%           0.82%
     2.45+         247,154          0.70             2.84            0.83
     0.96+          28,662          0.89             2.83            1.23
     2.76           31,668          0.88             2.73            1.23
     2.81           30,143          0.89             2.78            1.25
     1.66+          33,569          1.00             2.98            1.36

     2.66%      $   33,464          0.60%            2.62%           0.67%
     2.51+          30,095          0.60             3.02            0.73
     0.04+               1          0.60             3.20            9.07

     2.82%      $  338,490          0.45%            2.75%           0.52%
     2.67+         272,995          0.45             3.13            0.58
     1.08+          10,703          0.64             3.09            0.97
     3.17            9,137          0.48             3.13            0.83
     3.22            3,895          0.41             2.92            0.79
     1.88+           1,264          0.59             3.38            0.94


     4.31%      $   23,496          0.70%            4.24%           0.76%
     4.54+         101,749          0.70             4.88            0.76

     4.41%      $3,852,189          0.60%            4.32%           0.66%
     5.10        3,854,933          0.60             4.98            0.66
     4.98        2,847,215          0.60             4.88            0.68
     5.00        1,616,130          0.60             4.86            0.70
     5.22        1,038,818          0.60             5.13            0.70
     3.12+         746,090          0.58             3.19            0.68

     4.57%      $2,620,803          0.45%            4.49%           0.51%
     5.26        1,803,608          0.45             5.13            0.51
     5.14          897,797          0.45             5.03            0.53
     5.15          317,392          0.45             5.00            0.55
     3.83+         117,171          0.45             5.50            0.55
--------------------------------------------------------------------------


This annual report is not part of the prospectus.

                                  21    '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS    SEPTEMBER 30, 1999

1 > ORGANIZATION

       The First American Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund (collectively, the "Funds") are funds offered by First American Funds, Inc. ("FAF"). FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF's articles of incorporation permit the Board of Directors to create additional funds in the future.

       FAF offers class A, class B, class C, class D and class Y shares. Class B shares of the Prime Obligations Fund are only available pursuant to an exchange for class B shares of another fund in the First American Family of Funds. Class A shares are not subject to sales charges. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 18 months. Class D and class Y shares are offered only to qualifying institutional investors. Class B and class C shares are not offered by the Government Obligations Fund, Tax Free Obligations Fund or Treasury Obligations Fund.

       The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. All classes of shares in FAF have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes.


2 > SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The significant accounting policies followed by the Funds are as follows:

       SECURITY VALUATION - Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income.

       SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis.

       DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month.

       EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

       FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required.

       Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales.


This annual report is not part of the prospectus.

                                  22    '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

       The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

       As of September 30, 1999, the following funds had capital loss carryforwards (000):

       FUND                                       AMOUNT         EXPIRATION DATE
       -------------------------------------------------------------------------
       Government Obligations                       $259               2003-2007
       Prime Obligations                              25               2003-2007
       -------------------------------------------------------------------------

       The Prime Obligations Fund and Treasury Obligations Fund incurred losses in the amount of $203,000 and $99,000 from November 1, 1998, to September 30, 1999. As permitted by tax regulations, the funds intend to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2000.

       On the Statements of Net Assets, the following adjustments were made
       (000):

                                           UNDISTRIBUTED             ACCUMULATED
                                          NET INVESTMENT            NET REALIZED
       FUND                                       INCOME             GAIN (LOSS)
       -------------------------------------------------------------------------
       Treasury Obligations                          $26                  $ (26)
       -------------------------------------------------------------------------

       REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Advisor deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

       Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each Fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

       SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, United States Government securities or other high grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked to market" daily until the securities are returned.

       HISTORICAL FINANCIAL STATEMENT INFORMATION - The financial information presented for Tax Free Obligations Fund prior to November 25, 1997, is that of the former Qualivest Tax Free Money Market Fund. The historical financial information of the Qualivest Fund was carried over to the newly formed FAF Fund.


This annual report is not part of the prospectus.

                                  23    '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS    SEPTEMBER 30, 1999

       USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


3 > FEES AND EXPENSES

       ADVISORY FEES - Pursuant to an investment advisory agreement (the "Agreement"), First American Asset Management (the "Advisor"), a division of U.S. Bank National Association ("U.S. Bank"), manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The fee for each of the Funds is equal to an annual rate of 0.40% of the average daily net assets. The Advisor intends to waive fees during the current fiscal year so that total fund operating expenses do not exceed expense limitations. Fee waivers may be discontinued at any time.

       ADMINISTRATION FEES - SEI Investments Management Corporation ("SIMC") provides administrative services, including certain accounting, legal and shareholder services, at an annual rate of 0.07% of each Fund's average daily net assets. To the extent that the aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate for each FAF Fund is reduced to 0.055% for its relative share of the excess net assets. Fees are computed daily and paid monthly.

       SUB-ADMINISTRATION FEES - The Advisor assists SIMC and provides sub-administration services for the Funds. For these services, SIMC compensates the sub-administrator monthly at an annual rate of up to 0.05% of each Fund's average daily net assets. The fees for the year ended September 30, 1999, were approximately 0.028% of average daily net assets. Under this agreement, SIMC paid U.S. Bank $8,411,000 in aggregate for the year ended September 30, 1999 for the First American Family of Funds. For the Funds included in this annual report for the year ended September 30, 1999, the amounts paid were as follows (000):

              ----------------------------------------------------------
              Government Obligations Fund                         $  494
              Prime Obligations Fund                               2,884
              Tax Free Obligations Fund                              183
              Treasury Obligations Fund                            1,638
              ----------------------------------------------------------

       CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian. The fee for each fund is equal to an annual rate of 0.03% of average daily net assets.

       DISTRIBUTION FEES - SEI Investments Distribution Co. ("SIDCO") serves as distributor of the Funds. Under the distribution plan, each Fund pays SIDCO a monthly distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the class A shares, 1.00% of the class B and class C shares, and 0.15% of the class D shares, which may be used by SIDCO to provide compensation for sales support and distribution activities. No distribution fees are paid by class Y shares. Under the agreement, SIDCO


This annual report is not part of the prospectus.

                                  24    '99 ANNUAL REPORT   FIRST AMERICAN FUNDS
       paid U.S. Bank and its affiliates the following amounts for the funds included in this annual report, for the year ended September 30, 1999
       (000):

                                                       U.S. BANCORP    U.S. BANK
                                       U.S. BANK      PIPER JAFFRAY        TRUST
       -------------------------------------------------------------------------
       Government Obligations Fund        $  166             $  810          $ 1
       Prime Obligations Fund              1,614              8,710            1
       Tax Free Obligations Fund              38                507           --
       Treasury Obligations Fund           1,539                 14           --
       -------------------------------------------------------------------------

       TRANSFER AGENT FEES - DST Systems, Inc. provides transfer agency services for the Funds. Effective October 1, 1998, FAF appointed U.S. Bank as servicing agent to perform certain transfer agent and dividend disbursing agent services with respect to the class A, class B and class C shares of the Funds held through accounts at U.S. Bank and its affiliates. As the servicing agent U.S. Bank was paid $4,921,000 in aggregate for the year ended September 30, 1999. For the year ended September 30, 1999, fees paid to U.S. Bank for the funds included in this report were as follows
       (000):

              ----------------------------------------------------------
              Government Obligations Fund                         $  193
              Prime Obligations Fund                               3,692
              Tax Free Obligations Fund                              103
              Treasury Obligations Fund                               --
              ----------------------------------------------------------

       OTHER FEES - In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

       For the year ended September 30, 1999, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.

       SALES CHARGES - Class B shares are subject to a Contingent Deferred Sales Charge ("CDSC") imposed on redemptions made in class B shares for the first six years, and automatically convert to class A shares after eight years. The CDSC varies depending on the number of years from time of payment for the purchase of class B shares until the redemption of such shares.

                                        CONTINGENT DEFERRED SALES CHARGE
                                               AS A PERCENTAGE OF DOLLAR
               YEAR SINCE PURCHASE              AMOUNT SUBJECT TO CHARGE
               ---------------------------------------------------------
                   First                                5.00%
                   Second                               5.00%
                   Third                                4.00%
                   Fourth                               3.00%
                   Fifth                                2.00%
                   Sixth                                1.00%
                   Seventh                              0.00%
                   Eighth                               0.00%
               ---------------------------------------------------------

       Class B shares will automatically convert to class A shares eight years after the first day of the month shares are purchased.

       A CDSC of 1.00% is imposed on redemptions made in class C shares for the first 18 months.

       The CDSC for class B shares and class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.


This annual report is not part of the prospectus.

                                  25    '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS      SEPTEMBER 30, 1999

4 > SECURITIES LENDING TRANSACTIONS

       In order to generate additional income, certain Funds may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at September 30, 1999, the collateral held at September 30, 1999, with respect to such loans, and income generated during the year ended September 30, 1999, from the program were as follows (000):

                                         MARKET VALUE OF    INCOME RECEIVED FROM
       FUND                            LOANED SECURITIES      SECURITIES LENDING
       -------------------------------------------------------------------------
       Government Obligations                   $389,166                    $108
       -------------------------------------------------------------------------

                         MARKET VALUE OF COLLATERAL PURCHASED WITH CASH RECEIVED
                         -------------------------------------------------------
                               REPURCHASE  MONEY MARKET  FIXED INCOME
       FUND                    AGREEMENTS   INSTRUMENTS    SECURITIES      TOTAL
       -------------------------------------------------------------------------
       Government Obligations    $396,592         $  --         $  --   $396,592
       -------------------------------------------------------------------------

       U.S. Bank acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the Funds. For these services, U.S. Bank received $2,270,000 in aggregate for the year ended September 30, 1999, for the First American Family of Funds. For the year ended September 30, 1999, securities lending fees for the funds included in this annual report were as follows (000):

              ----------------------------------------------------------
              Government Obligations Fund                           $ 69
              Prime Obligations Fund                                  --
              Tax Free Obligations Fund                               --
              Treasury Obligations Fund                               --
              ----------------------------------------------------------


5 > CONCENTRATION OF CREDIT RISK

       The Tax Free Obligations Fund invests in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At September 30, 1999, the percentage of portfolio investments by each revenue source was as follows (000):

                                                                       TAX FREE
                                                                     OBLIGATIONS
                                                                         FUND
       -------------------------------------------------------------------------
       Revenue Bonds:
        Education                                                             6%
        Health Care Bonds                                                    18
        Transportation Bonds                                                  2
        Utility Bonds                                                         8
        Pollution Control Bonds                                              10
        Public Facility Bonds                                                 9
        Housing Bonds                                                        14
        Other                                                                 9
       General Obligations                                                   21
       Anticipation Notes                                                     3
       -------------------------------------------------------------------------
                                                                            100%
       -------------------------------------------------------------------------


This annual report is not part of the prospectus.

                                  26    '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

       The credit ratings of long-term debt as a percentage of total market value of investments at September 30, 1999, was as follows:

                                                                       TAX FREE
                                                                     OBLIGATIONS
       STANDARD & POOR'S/MOODY'S RATINGS:                                FUND
       -------------------------------------------------------------------------
       AAA/Aaa                                                             24%
       AA/Aa                                                               35
       A/A                                                                 38
       NR                                                                   3
       -------------------------------------------------------------------------
                                                                          100%
       -------------------------------------------------------------------------

       Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their lowest rating.


6 > MERGERS

       On November 21, 1997, (November 25, 1997, for Tax Free Obligations Fund) the following reorganization of certain Qualivest Funds into certain FAF Funds took place pursuant to a Plan of Reorganization approved by the Qualivest shareholders on October 31, 1997:

       QUALIVEST ACQUIRED FUND                         FAF ACQUIRING FUND
       -------------------------------------------------------------------------
       Money Market Fund                               Prime Obligations Fund
       U.S. Treasury Money Market Fund                 Treasury Obligations Fund
       Tax Free Money Market Fund                      Tax Free Obligations Fund
       -------------------------------------------------------------------------

       Under the Agreement and Plan of Reorganization, Qualivest class A and class C shares were exchanged for FAF class A shares, and Qualivest class Q and class Y shares were exchanged for FAF class Y shares.

       Net assets prior to reorganization and shares issued by the corresponding FAF funds were as follows:

       FAF ACQUIRING FUND                            NET ASSETS    SHARES ISSUED
       -------------------------------------------------------------------------
       Prime Obligations Fund                    $4,178,199,365      483,699,838
       Treasury Obligations Fund                  3,798,925,742       98,413,424
       Tax Free Obligations Fund                             --       38,183,594
       -------------------------------------------------------------------------

       The shares redeemed by the corresponding Qualivest Funds were as follows:

       QUALIVEST ACQUIRED FUND                                   SHARES REDEEMED
       -------------------------------------------------------------------------
       Money Market Fund                                             483,699,838
       U.S. Treasury Money Market Fund                                98,413,424
       Tax Free Money Market Fund                                     38,183,594
       -------------------------------------------------------------------------

       Included in the net assets from the Qualivest Funds were the following components:

                                    DISTRIBUTIONS
                                 IN EXCESS OF NET  ACCUMULATED NET           NET
       QUALIVEST ACQUIRED FUND  INVESTMENT INCOME    REALIZED GAIN        ASSETS
       -------------------------------------------------------------------------
       Money Market Fund                $ (5,261)             $191  $483,699,838
       U.S. Treasury Money Market Fund    (3,183)               --    98,413,424
       Tax Free Money Market Fund             --               470    38,183,594
       -------------------------------------------------------------------------


This annual report is not part of the prospectus.

                                  27    '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS       SEPTEMBER 30, 1999

7 > SIGNIFICANT EVENTS

       On May 1, 1998, U.S. Bancorp acquired Piper Jaffray Companies, Inc. As a result of this acquisition, all shares of the Piper Money Market Funds were redeemed, the Funds discontinued operations, and the sweep vehicles used by Piper Jaffray Inc. in its brokerage accounts were changed to corresponding FAF Funds.

       In connection with this acquisition, the Prime Obligations Fund purchased the assets of the Piper Institutional Money Market Fund through a purchase in kind transaction on June 29, 1998. The assets received totaled approximately $372,875,000, which represented a 5.6% increase to the total net assets of the Fund.

       On July 20, 1998, the Prime Obligations Fund, Government Obligations Fund, and Tax Free Obligations Fund purchased the assets of the Piper Money Market Fund, Piper U.S. Government Money Market Fund, and Piper Tax-Exempt Money Market Fund, respectively, through a purchase in kind transaction. The assets purchased by Prime Obligations Fund totaled approximately $2,890,315,000, which represented a 44.7% increase to its total net assets of that Fund. The assets purchased by the Government Obligations Fund totaled approximately $332,369,000, which represented a 24.7% increase to its total net assets. The assets purchased by the Tax Free Obligations Fund totaled approximately $223,954,000, which represented a 65.1% increase to its total net assets.


This annual report is not part of the prospectus.

                                  28    '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

NOTICE TO
SHAREHOLDERS      SEPTEMBER 30, 1999 (UNAUDITED)

       THE INFORMATION SET FORTH BELOW IS FOR EACH FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAWS. SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES WHICH MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF A FUND. ACCORDINGLY, THE INFORMATION NEEDED BY SHAREHOLDERS FOR INCOME TAX PURPOSES WILL BE SENT TO THEM IN EARLY 2000. PLEASE CONSULT YOUR TAX ADVISOR FOR PROPER TREATMENT OF THIS INFORMATION.

       Dear First American Fund Shareholders:

       For the fiscal year ended September 30, 1999, each Fund designated long term capital gains and exempt income with regard to distributions paid during the year as follows:

                             LONG TERM        ORDINARY
                         CAPITAL GAINS          INCOME       TAX          TOTAL
                         DISTRIBUTIONS   DISTRIBUTIONS    EXEMPT  DISTRIBUTIONS
       FUND                (TAX BASIS)     (TAX BASIS)  INTEREST    (TAX BASIS)
       -------------------------------------------------------------------------
       Government Obligations        0%            100%        0%           100%
       Prime Obligations             0             100         0            100
       Tax Free Obligations          0               0       100            100
       Treasury Obligations          0             100         0            100
       -------------------------------------------------------------------------


This annual report is not part of the prospectus.

                                  29    '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

                     THIS PAGE WAS INTENTIONALLY LEFT BLANK.


This annual report is not part of the prospectus.

                                  30    '99 ANNUAL REPORT   FIRST AMERICAN FUNDS

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. The report is not authorized for distribution to prospective investors in the corporation unless preceded or accompanied by an effective prospectus for each of the funds included. Shares in the funds are not deposits or obligations of, or guaranteed or endorsed by, U.S. Bank or any of its affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the shares involves investment risk including loss of principal amount invested.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

FIRST AMERICAN FUNDS, INC.
1 Freedom Valley Drive
Oaks, Pennsylvania 19456

INVESTMENT ADVISOR AND ADMINISTRATOR
      FIRST AMERICAN ASSET MANAGEMENT,
      A DIVISION OF U.S. BANK NATIONAL ASSOCIATION
      601 Second Avenue South
      Minneapolis, Minnesota 55402

CUSTODIAN
      U.S. BANK NATIONAL ASSOCIATION
      180 East Fifth Street
      St. Paul, Minnesota 55101

DISTRIBUTOR
      SEI INVESTMENTS DISTRIBUTION CO.
      1 Freedom Valley Drive
      Oaks, Pennsylvania 19456

INDEPENDENT AUDITORS
      ERNST & YOUNG LLP
      1400 Pillsbury Center
      200 South Sixth Street
      Minneapolis, Minnesota 55402

COUNSEL
      DORSEY & WHITNEY LLP
      220 South Sixth Street
      Minneapolis, Minnesota 55402

--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS                                                Bulk Rate
c/o Fulfillment Agent, American Financial Printing Inc.           U.S. Postage
404 Industrial Boulevard, N.E.                                        PAID
Minneapolis, MN 55413                                               Mpls, MN
                                                                Permit No. 26388

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 1-800-637-2548.

11/1999 335-99a

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. The report is not authorized for distribution to prospective investors in the corporation unless preceded or accompanied by an effective prospectus for each of the funds included. Shares in the funds are not deposits or obligations of, or guaranteed or endorsed by, U.S. Bank or any of its affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the shares involves investment risk including loss of principal amount invested.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

      FIRST AMERICAN FUNDS, INC.
      1 Freedom Valley Drive
      Oaks, Pennsylvania 19456

INVESTMENT ADVISOR AND ADMINISTRATOR
      FIRST AMERICAN ASSET MANAGEMENT,
      A DIVISION OF U.S. BANK NATIONAL ASSOCIATION
      601 Second Avenue South
      Minneapolis, Minnesota 55402

CUSTODIAN
      U.S. BANK NATIONAL ASSOCIATION
      180 East Fifth Street
      St. Paul, Minnesota 55101

DISTRIBUTOR
      SEI INVESTMENTS DISTRIBUTION CO.
      1 Freedom Valley Drive
      Oaks, Pennsylvania 19456

INDEPENDENT AUDITORS
      ERNST & YOUNG LLP
      1400 Pillsbury Center
      200 South Sixth Street
      Minneapolis, Minnesota 55402

COUNSEL
      DORSEY & WHITNEY LLP
      220 South Sixth Street
      Minneapolis, Minnesota 55402

--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS                                                Bulk Rate
c/o Fulfillment Agent, American Financial Printing Inc.           U.S. Postage
404 Industrial Boulevard, N.E.                                        PAID
Minneapolis, MN 55413                                               Mpls, MN
                                                                Permit No. 26388

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 1-800-637-2548.

11/1999 335-99d

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. The report is not authorized for distribution to prospective investors in the corporation unless preceded or accompanied by an effective prospectus for each of the funds included. Shares in the funds are not deposits or obligations of, or guaranteed or endorsed by, U.S. Bank or any of its affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the shares involves investment risk including loss of principal amount invested.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

FIRST AMERICAN FUNDS, INC.
1 Freedom Valley Drive
Oaks, Pennsylvania 19456

INVESTMENT ADVISOR AND ADMINISTRATOR
      FIRST AMERICAN ASSET MANAGEMENT,
      A DIVISION OF U.S. BANK NATIONAL ASSOCIATION
      601 Second Avenue South
      Minneapolis, Minnesota 55402

CUSTODIAN
      U.S. BANK NATIONAL ASSOCIATION
      180 East Fifth Street
      St. Paul, Minnesota 55101

DISTRIBUTOR
      SEI INVESTMENTS DISTRIBUTION CO.
      1 Freedom Valley Drive
      Oaks, Pennsylvania 19456

INDEPENDENT AUDITORS
      ERNST & YOUNG LLP
      1400 Pillsbury Center
      200 South Sixth Street
      Minneapolis, Minnesota 55402

COUNSEL
      DORSEY & WHITNEY LLP
      220 South Sixth Street
      Minneapolis, Minnesota 55402

--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS                                                Bulk Rate
c/o Fulfillment Agent, American Financial Printing Inc.           U.S. Postage
404 Industrial Boulevard, N.E.                                        PAID
Minneapolis, MN 55413                                               Mpls, MN
                                                                Permit No. 26388

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 1-800-637-2548.

11/1999 335-99y